Related Parties Transactions (Details)							1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 TWD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 TWD ($)	Jun. 16, 2022 USD ($) $ / shares	Sep. 07, 2021 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 24, 2024 USD ($)	Aug. 15, 2024 USD ($)	May 10, 2024 USD ($)	Apr. 11, 2024 USD ($)	Mar. 21, 2024	Dec. 31, 2023 USD ($)	Dec. 01, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 01, 2020 USD ($)
Related Parties Transactions [Line Items]
Licensing agreement											$ 296,000
Revenue										$ 296,000	0
Service fee							$ 383,500
Outstanding balance amount										$ 219,992	104,083
Loans bear interest rate										12.00%				12.00%
Repayments amount										$ 203,026
Outstanding loan balance										559,010	2,260,000
Percentage of working capital					6.40%
Accrued interest amount										$ 0
Maturity date						Sep. 30, 2021				Nov. 30, 2022
Percentage of mature						6.50%				6.50%
Loan repaid																						$ 249,975
Loan agreement amount								$ 25,500	$ 88,091				$ 507,000
Credit losses																				$ 839,983
Recognized credit losses (in New Dollars)												$ 3,941,299
Short term debt										$ 755,512	840,252
Principal amount											142,130
Interest expenses loan										5,516
Loan Agreement [Member]
Related Parties Transactions [Line Items]
Principal amount						$ 67,873														$ 337,707	$ 250,000		$ 361,487
Outstanding loan balance											535,918
Convertible Loan Agreement [Member]
Related Parties Transactions [Line Items]
Loans bear interest rate					5.00%
Outstanding loan balance										0
Conversion price per share (in Dollars per share) | $ / shares					$ 1
Conversion [Member]
Related Parties Transactions [Line Items]
Discount of the stock price percentage					20.00%
Jiangs Advanced Funds [Member]
Related Parties Transactions [Line Items]
Outstanding amount										300	274,170
BioFirst Receives [Member]
Related Parties Transactions [Line Items]
Interest expenses loan											21,101
Convertible Debt [Member]
Related Parties Transactions [Line Items]
Principal amount					$ 1,000,000
Lion Arts [Member]
Related Parties Transactions [Line Items]
Service fee	$ 62,800	$ 2,000,000
BioFirst [Member]
Related Parties Transactions [Line Items]
Outstanding balance amount										1,406,022
Principal amount											$ 347,883
Loans bear interest rate											12.00%
Outstanding loan balance										761,016
Accrued interest										212,839	$ 53,422
BioFirst [Member] | Loan Agreement [Member]
Related Parties Transactions [Line Items]
Outstanding loan balance										681,185	158,798
BioFirst [Member] | BioFirst Receives [Member]
Related Parties Transactions [Line Items]
Accrued interest											8,526
BioHopeKing Corporation [Member]
Related Parties Transactions [Line Items]
Due from BHK										120,210	120,210			$ 3,941,299
FEYE [Member]
Related Parties Transactions [Line Items]
Revenue											296,000
OncoX [Member]
Related Parties Transactions [Line Items]
Licensing agreement, revenue recognized											200,000
Related Party [Member]
Related Parties Transactions [Line Items]
Service fee			$ 173,328	$ 5,520,000
Outstanding loan balance										240,000	500,000
Accrued interest amount											63,819
Other receivables										2,347	1,892
Due from BHK
Other Individual [Member]
Related Parties Transactions [Line Items]
Percentage of bears interest rate																			12.00%	12.00%
AiBtl Holding [Member]
Related Parties Transactions [Line Items]
Short term debt															$ 214,487	$ 33,732	$ 60,000	$ 40,000